Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Columbia Flexible Capital Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Flexible Capital Income Fund
Class Name	Class A
Trading Symbol	CFIAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 52	0.99% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%	[1]
Net Assets	$ 1,280,736,251
Holdings Count | Holding	176
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,280,736,251
Total number of portfolio holdings	176
Portfolio turnover for the reporting period	21%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show
the
investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject
to change.
Top Holdings
Exxon Mobil Corp.	1.4%
U.S. Bancorp	1.1%
AbbVie, Inc.	1.1%
M&T Bank Corp.	1.0%
Merck & Co., Inc.	1.0%
Corning, Inc.	1.0%
Ares Capital Corp.	1.0%
Amgen, Inc.	1.0%
Hilcorp Energy I LP/Finance Co. 04/15/2030 6.000%	1.0%
Philip Morris International, Inc.	1.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Exxon Mobil Corp.	1.4%
U.S. Bancorp	1.1%
AbbVie, Inc.	1.1%
M&T Bank Corp.	1.0%
Merck & Co., Inc.	1.0%
Corning, Inc.	1.0%
Ares Capital Corp.	1.0%
Amgen, Inc.	1.0%
Hilcorp Energy I LP/Finance Co. 04/15/2030 6.000%	1.0%
Philip Morris International, Inc.	1.0%

Columbia Flexible Capital Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Flexible Capital Income Fund
Class Name	Class C
Trading Symbol	CFIGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 91	1.73% (a)
(a)	Annualized .

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.73%	[1]
Net Assets	$ 1,280,736,251
Holdings Count | Holding	176
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,280,736,251
Total number of portfolio holdings	176
Portfolio turnover for the reporting period	21%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as
a
percentage
of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject
to change.
Top Holdings
Exxon Mobil Corp.	1.4%
U.S. Bancorp	1.1%
AbbVie, Inc.	1.1%
M&T Bank Corp.	1.0%
Merck & Co., Inc.	1.0%
Corning, Inc.	1.0%
Ares Capital Corp.	1.0%
Amgen, Inc.	1.0%
Hilcorp Energy I LP/Finance Co. 04/15/2030 6.000%	1.0%
Philip Morris International, Inc.	1.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Exxon Mobil Corp.	1.4%
U.S. Bancorp	1.1%
AbbVie, Inc.	1.1%
M&T Bank Corp.	1.0%
Merck & Co., Inc.	1.0%
Corning, Inc.	1.0%
Ares Capital Corp.	1.0%
Amgen, Inc.	1.0%
Hilcorp Energy I LP/Finance Co. 04/15/2030 6.000%	1.0%
Philip Morris International, Inc.	1.0%

Columbia Flexible Capital Income Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Flexible Capital Income Fund
Class Name	Institutional Class
Trading Symbol	CFIZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 39	0.74% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%	[1]
Net Assets	$ 1,280,736,251
Holdings Count | Holding	176
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,280,736,251
Total number of portfolio holdings	176
Portfolio turnover for the reporting period	21%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as
a
percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise
noted. The Fund's portfolio
composition
is subject to change.
Top Holdings
Exxon Mobil Corp.	1.4%
U.S. Bancorp	1.1%
AbbVie, Inc.	1.1%
M&T Bank Corp.	1.0%
Merck & Co., Inc.	1.0%
Corning, Inc.	1.0%
Ares Capital Corp.	1.0%
Amgen, Inc.	1.0%
Hilcorp Energy I LP/Finance Co. 04/15/2030 6.000%	1.0%
Philip Morris International, Inc.	1.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Exxon Mobil Corp.	1.4%
U.S. Bancorp	1.1%
AbbVie, Inc.	1.1%
M&T Bank Corp.	1.0%
Merck & Co., Inc.	1.0%
Corning, Inc.	1.0%
Ares Capital Corp.	1.0%
Amgen, Inc.	1.0%
Hilcorp Energy I LP/Finance Co. 04/15/2030 6.000%	1.0%
Philip Morris International, Inc.	1.0%

Columbia Flexible Capital Income Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Flexible Capital Income Fund
Class Name	Institutional 2 Class
Trading Symbol	CFXRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 37	0.71% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%	[1]
Net Assets	$ 1,280,736,251
Holdings Count | Holding	176
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,280,736,251
Total number of portfolio holdings	176
Portfolio turnover for the reporting period	21%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below
show
the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Exxon Mobil Corp.	1.4%
U.S. Bancorp	1.1%
AbbVie, Inc.	1.1%
M&T Bank Corp.	1.0%
Merck & Co., Inc.	1.0%
Corning, Inc.	1.0%
Ares Capital Corp.	1.0%
Amgen, Inc.	1.0%
Hilcorp Energy I LP/Finance Co. 04/15/2030 6.000%	1.0%
Philip Morris International, Inc.	1.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Exxon Mobil Corp.	1.4%
U.S. Bancorp	1.1%
AbbVie, Inc.	1.1%
M&T Bank Corp.	1.0%
Merck & Co., Inc.	1.0%
Corning, Inc.	1.0%
Ares Capital Corp.	1.0%
Amgen, Inc.	1.0%
Hilcorp Energy I LP/Finance Co. 04/15/2030 6.000%	1.0%
Philip Morris International, Inc.	1.0%

Columbia Flexible Capital Income Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Flexible Capital Income Fund
Class Name	Institutional 3 Class
Trading Symbol	CFCYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 35	0.67% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 1,280,736,251
Holdings Count | Holding	176
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,280,736,251
Total number of portfolio holdings	176
Portfolio turnover for the reporting period	21%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below
show
the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Exxon Mobil Corp.	1.4%
U.S. Bancorp	1.1%
AbbVie, Inc.	1.1%
M&T Bank Corp.	1.0%
Merck & Co., Inc.	1.0%
Corning, Inc.	1.0%
Ares Capital Corp.	1.0%
Amgen, Inc.	1.0%
Hilcorp Energy I LP/Finance Co. 04/15/2030 6.000%	1.0%
Philip Morris International, Inc.	1.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Exxon Mobil Corp.	1.4%
U.S. Bancorp	1.1%
AbbVie, Inc.	1.1%
M&T Bank Corp.	1.0%
Merck & Co., Inc.	1.0%
Corning, Inc.	1.0%
Ares Capital Corp.	1.0%
Amgen, Inc.	1.0%
Hilcorp Energy I LP/Finance Co. 04/15/2030 6.000%	1.0%
Philip Morris International, Inc.	1.0%

Columbia Flexible Capital Income Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Flexible Capital Income Fund
Class Name	Class S
Trading Symbol	CFILX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of October 2, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 12 (a)	0.78% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 12	[2]
Expense Ratio, Percent	0.78%	[1]
Net Assets	$ 1,280,736,251
Holdings Count | Holding	176
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,280,736,251
Total number of portfolio holdings	176
Portfolio turnover for the reporting period	21%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Exxon Mobil Corp.	1.4%
U.S. Bancorp	1.1%
AbbVie, Inc.	1.1%
M&T Bank Corp.	1.0%
Merck & Co., Inc.	1.0%
Corning, Inc.	1.0%
Ares Capital Corp.	1.0%
Amgen, Inc.	1.0%
Hilcorp Energy I LP/Finance Co. 04/15/2030 6.000%	1.0%
Philip Morris International, Inc.	1.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Exxon Mobil Corp.	1.4%
U.S. Bancorp	1.1%
AbbVie, Inc.	1.1%
M&T Bank Corp.	1.0%
Merck & Co., Inc.	1.0%
Corning, Inc.	1.0%
Ares Capital Corp.	1.0%
Amgen, Inc.	1.0%
Hilcorp Energy I LP/Finance Co. 04/15/2030 6.000%	1.0%
Philip Morris International, Inc.	1.0%

[1]	Annualized.
[2]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.